Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Schedule of components of financial liabilities other than hedging derivatives
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2025 and 31 December 2024, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2025			31-12-2024
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	50,396			57,753
Short Positions	34,473			35,830
Deposits	70,813	25,842	1,054,043	58,568	28,806	1,126,439
Central banks	10,096	1,594	20,482	13,300	1,774	24,882
Credit institutions	20,720	1,749	87,828	26,284	1,625	90,012
Customer	39,997	22,499	945,733	18,984	25,407	1,011,545
Debt instruments	—	9,671	302,292	—	7,554	317,967
Other financial liabilities	—	—	44,297	—	—	39,916
Total	155,682	35,513	1,400,632	152,151	36,360	1,484,322

Disclosure of composition and reconciliation of debt instruments
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2025	31-12-2024
Bonds and debentures outstanding	244,891	252,765
Subordinated	30,951	35,461
Promissory notes and other securities	36,121	37,295
Total debt instruments issued	311,963	325,521
The detail, at 30 June 2025 and 2024, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2025 and 2024:

	EUR million
	30-06-2025
	Opening balance as at 01-01-2025	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-25
Bonds and debentures outstanding	252,765	—	37,180	(32,874)	(12,180)	244,891
Subordinated	35,461	—	278	(3,147)	(1,641)	30,951
Bonds and debentures outstanding and subordinated liabilities issued	288,226	—	37,458	(36,021)	(13,821)	275,842

	EUR million
	30-06-2024
	Opening balance as at 01-01-2024	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-24
Bonds and debentures outstanding	231,880	(1,224)	41,185	(32,172)	27	239,696
Subordinated	30,529	—	3,908	(2,422)	96	32,111
Bonds and debentures outstanding and subordinated liabilities issued	262,409	(1,224)	45,093	(34,594)	123	271,807

Schedule of financial liabilities measured at other than fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025		31-12-2024
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,054,043	1,054,610	1,126,439	1,125,532
Debt instruments	302,292	303,170	317,967	317,912
Liabilities	1,356,335	1,357,780	1,444,406	1,443,444